Reconciliation of Differences Between the Statutory Tax Rate and the Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	38.00%	41.00%	41.00%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(43.60%)	(16.10%)	(22.40%)
Tax (benefit) on undistributed earnings	8.90%	5.10%	(0.10%)
Valuation allowance	33.70%	4.10%	(1.70%)
Liabilities for unrecognized tax benefits	2.30%	(10.50%)	5.30%
Accumulated earnings tax of foreign subsidiaries	0.00%	0.00%	0.30%
Changes in Japanese income tax rates		1.40%
Other	9.60%	1.50%	(0.10%)
Effective income tax rate	48.90%	26.50%	22.30%